Accounts payable and accrued liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities
Accounts payable	$ 10,563,496	$ 9,050,616
Accrued liabilities	4,385,207	4,651,014
Total	$ 14,948,703	$ 13,701,630